Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

		December 31,
	Interest %	2013	2012
Short-term bank credit	3.42-5%	$—	$181
		$—	$181